Oct. 31, 2020
Prospectus #1 | Eaton Vance Floating-Rate Fund
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Prospectus #2 | Eaton Vance Floating-Rate & High Income Fund
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[2]

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
[2]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.